Allowance for Loan Losses ("ALL") - Summary of Changes in Allowance for Loan Losses by Loan Class and Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 15,494	$ 16,614	$ 14,733	$ 18,949	$ 18,949	$ 17,842
Total provision	3,236	473	4,326	1,569	2,914	26,101
Total charge-offs	(949)	(1,362)	(2,054)	(4,857)	(7,130)	(24,994)
Total recoveries	103	31	879	95
Ending ALL balance	17,884	15,756	17,884	15,756	14,733	18,949
Loans, ending balance	3,263,652		3,263,652		2,258,784	1,361,314
ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			6,241	13,353	13,353
Total provision	(201)	447	(163)	1,460	(677)	23,720
Total charge-offs	(510)	(1,264)	(1,550)	(4,640)	(6,435)	(22,703)
Total recoveries	103	31	879	95
Ending ALL balance	5,407	10,270	5,407	10,270	6,241	13,353
Loans, ending balance					447,867	580,610
Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			207	411	411
Total provision	96	(223)	12	(173)	298	816
Total charge-offs	(91)	(64)	(156)	(160)	(502)	(2,200)
Total recoveries
Ending ALL balance	63	76	63	76	207	411
New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			8,285	5,185	5,185
Total provision	3,341	249	4,477	282	3,293	1,565
Total charge-offs	(348)	(34)	(348)	(57)	(193)	(91)
Total recoveries
Ending ALL balance	12,414	5,410	12,414	5,410	8,285	5,185
Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					149	283
Loans, ending balance					11,990	6,064
Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					8,343	5,313
Loans, ending balance					1,798,927	774,640
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,523	5,031	4,834	4,107	4,107	1,717
Total provision	1,546	534	2,309	2,444	1,804	10,951
Total charge-offs			(74)	(986)	(1,077)	(8,561)
Total recoveries	91	26	91	26
Ending ALL balance	7,160	5,591	7,160	5,591	4,834	4,107
Commercial Real Estate [Member] | ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			2,675	2,489	2,489
Total provision	191	572	191	2,634	1,263	10,255
Total charge-offs			(74)	(986)	(1,077)	(8,457)
Total recoveries	91	26	91	26
Ending ALL balance	2,883	4,163	2,883	4,163	2,675	2,489
Loans, ending balance					274,147	331,217
Commercial Real Estate [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			10	20	20
Total provision	4	(3)	5	(6)	(10)	57
Total charge-offs						(104)
Total recoveries
Ending ALL balance	15	14	15	14	10	20
Commercial Real Estate [Member] | New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			2,149	1,598	1,598
Total provision	1,351	(35)	2,113	(184)	551	639
Total charge-offs
Total recoveries
Ending ALL balance	4,262	1,414	4,262	1,414	2,149	1,598
Commercial Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance
Loans, ending balance					5,218	5,354
Commercial Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					2,159	1,618
Loans, ending balance					677,198	315,263
1- 4 single family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,587	2,414	1,443	3,049	3,049	5,464
Total provision	869	(715)	1,013	(1,287)	(844)	(1,203)
Total charge-offs	(30)	(576)	(30)	(689)	(762)	(1,232)
Total recoveries		2		52
Ending ALL balance	2,426	1,125	2,426	1,125	1,443	3,049
1- 4 single family residential [Member] | ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			85	2,405	2,405
Total provision	212	(709)	152	(1,153)	(1,538)	(1,667)
Total charge-offs	(30)	(576)	(30)	(689)	(762)	(1,232)
Total recoveries		2		52
Ending ALL balance	207	595	207	595	85	2,405
Loans, ending balance					56,745	68,558
1- 4 single family residential [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			52	22	22
Total provision	(45)	(21)	(45)	(31)	10	(2)
Total charge-offs
Total recoveries
Ending ALL balance	7	11	7	11	52	22
1- 4 single family residential [Member] | New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,306	622	622
Total provision	702	15	906	(103)	684	466
Total charge-offs
Total recoveries
Ending ALL balance	2,212	519	2,212	519	1,306	622
1- 4 single family residential [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					44
Loans, ending balance					277	427
1- 4 single family residential [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					1,314	644
Loans, ending balance					369,715	79,716
Construction, Land and Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,900	3,855	1,819	5,239	5,239	1,844
Total provision	468	(412)	574	361	457	11,639
Total charge-offs	(444)	(266)	(1,245)	(2,437)	(3,877)	(8,244)
Total recoveries	11	2	787	16
Ending ALL balance	1,935	3,179	1,935	3,179	1,819	5,239
Construction, Land and Development [Member] | ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			985	4,068	4,068
Total provision	(31)	(72)	133	463	601	11,065
Total charge-offs	(444)	(232)	(1,245)	(2,380)	(3,684)	(8,130)
Total recoveries	11	2	787	16
Ending ALL balance	660	2,167	660	2,167	985	4,068
Loans, ending balance					55,936	99,534
Construction, Land and Development [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				3	3
Total provision		(2)		(2)	(3)	(35)
Total charge-offs						(23)
Total recoveries
Ending ALL balance		1		1		3
Construction, Land and Development [Member] | New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			834	1,168	1,168
Total provision	499	(338)	441	(100)	(141)	609
Total charge-offs		(34)		(57)	(193)	(91)
Total recoveries
Ending ALL balance	1,275	1,011	1,275	1,011	834	1,168
Construction, Land and Development [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance
Loans, ending balance
Construction, Land and Development [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					834	1,171
Loans, ending balance					75,666	55,740
Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	151	82	132	67	67	84
Total provision	24	(32)	84	(16)	404	13
Total charge-offs	(62)		(103)	(1)	(339)	(30)
Total recoveries
Ending ALL balance	113	50	113	50	132	67
Home Equity Loans and Lines of Credit [Member] | ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance
Total provision
Total charge-offs
Total recoveries
Ending ALL balance
Loans, ending balance
Home Equity Loans and Lines of Credit [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			6	63	63
Total provision	89	(7)	129	(24)	282	9
Total charge-offs	(62)		(103)	(1)	(339)	(30)
Total recoveries
Ending ALL balance	32	38	32	38	6	63
Home Equity Loans and Lines of Credit [Member] | New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			126	4	4
Total provision	(65)	(25)	(45)	8	122	4
Total charge-offs
Total recoveries
Ending ALL balance	81	12	81	12	126	4
Home Equity Loans and Lines of Credit [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					105
Loans, ending balance					500
Home Equity Loans and Lines of Credit [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					27	67
Loans, ending balance					30,801	18,988
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,977	4,878	6,331	6,054	6,054	8,628
Total provision	326	699	74	(377)	630	4,011
Total charge-offs	(380)	(65)	(482)	(165)	(353)	(6,565)
Total recoveries	1		1
Ending ALL balance	5,924	5,512	5,924	5,512	6,331	6,054
Commercial and Industrial [Member] | ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			2,339	4,022	4,022
Total provision	(539)	257	(871)	(970)	(1,513)	3,473
Total charge-offs	(32)	(1)	(110)	(6)	(190)	(4,574)
Total recoveries	1		1
Ending ALL balance	1,359	3,066	1,359	3,066	2,339	4,022
Loans, ending balance					57,047	72,895
Commercial and Industrial [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			139	299	299
Total provision	16	(190)	(109)	(110)	23	738
Total charge-offs		(64)	(24)	(159)	(163)	(1,991)
Total recoveries
Ending ALL balance	6	8	6	8	139	299
Commercial and Industrial [Member] | New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			3,853	1,733	1,733
Total provision	849	632	1,054	703	2,120	(200)
Total charge-offs	(348)		(348)
Total recoveries
Ending ALL balance	4,559	2,438	4,559	2,438	3,853	1,733
Commercial and Industrial [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance						283
Loans, ending balance					5,995	283
Commercial and Industrial [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					3,992	1,749
Loans, ending balance					644,082	302,166
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	356	354	174	433	433	105
Total provision	3	399	272	444	463	690
Total charge-offs	(33)	(455)	(120)	(579)	(722)	(362)
Total recoveries		1		1
Ending ALL balance	326	299	326	299	174	433
Consumer [Member] | ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			157	369	369
Total provision	(34)	399	232	486	510	594
Total charge-offs	(4)	(455)	(91)	(579)	(722)	(310)
Total recoveries		1		1
Ending ALL balance	298	279	298	279	157	369
Loans, ending balance					3,992	8,406
Consumer [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				4	4
Total provision	32		32		(4)	49
Total charge-offs	(29)		(29)			(52)
Total recoveries
Ending ALL balance	3	4	3	4		4
Consumer [Member] | New Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			17	60	60
Total provision	5		8	(42)	(43)	47
Total charge-offs
Total recoveries
Ending ALL balance	25	16	25	16	17	60
Consumer [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance
Loans, ending balance
Consumer [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending ALL balance					17	64
Loans, ending balance					$ 1,465	$ 2,767